Revenue Recognition	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Revenue Recognition
NOTE 5. REVENUE RECOGNITION

We report our revenues net of sales taxes and record certain regulatory fees, primarily Universal Service Fund (USF) fees, on a net basis. No customer accounted for more than 10% of consolidated revenues in 2020, 2019 or 2018.

Wireless, Advanced Data, Legacy Voice & Data Services and Equipment Revenue
We offer service-only contracts and contracts that bundle equipment used to access the services and/or with other service offerings. Some contracts have fixed terms and others are cancellable on a short-term basis (i.e., month-to-month arrangements).

Examples of service revenues include wireless, video entertainment (e.g., AT&T U-verse and DIRECTV), strategic services (e.g., virtual private network service), and legacy voice and data (e.g., traditional local and long-distance). These services represent a series of distinct services that is considered a separate performance obligation. Service revenue is recognized when services are provided, based upon either usage (e.g., minutes of traffic/bytes of data processed) or period of time (e.g., monthly service fees).

Some of our services require customer premises equipment that, when combined and integrated with AT&T’s specific network infrastructure, facilitates the delivery of service to the customer. In evaluating whether the equipment is a separate performance obligation, we consider the customer’s ability to benefit from the equipment on its own or together with other readily available resources and if so, whether the service and equipment are separately identifiable (i.e., is the service highly dependent on, or highly interrelated with the equipment). When the equipment does not meet the criteria to be a separate performance obligation (e.g., equipment associated with certain video services), we allocate the total transaction price to the related service. When equipment is a separate performance obligation, we record the sale of equipment when title has passed and the products are accepted by the customer. For devices sold through indirect channels (e.g., national dealers), revenue is recognized when the dealer accepts the device, not upon activation.
Our equipment and service revenues are predominantly recognized on a gross basis, as most of our services do not involve a third party and we typically control the equipment that is sold to our customers.
Revenue recognized from fixed term contracts that bundle services and/or equipment is allocated based on the stand-alone selling price of all required performance obligations of the contract (i.e., each item included in the bundle). Promotional discounts are attributed to each required component of the arrangement, resulting in recognition over the contract term. Stand-alone selling prices are determined by assessing prices paid for service-only contracts (e.g., arrangements where customers bring their own devices) and stand-alone device pricing.

We offer the majority of our customers the option to purchase certain wireless devices in installments over a specified period of time, and, in many cases, they may be eligible to trade in the original equipment for a new device and have the remaining unpaid balance paid or settled. For customers that elect these equipment installment payment programs, at the point of sale, we recognize revenue for the entire amount of revenue allocated to the customer receivable net of fair value of the trade-in right guarantee. The difference between the revenue recognized and the consideration received is recorded as a note receivable when the devices are not discounted and our right to consideration is unconditional. When installment sales include promotional discounts (e.g., “buy one get one free”), the difference between revenue recognized and consideration received is recorded as a contract asset to be amortized over the contract term.

Less commonly, we offer certain customers highly discounted devices when they enter into a minimum service agreement term. For these contracts, we recognize equipment revenue at the point of sale based on a stand-alone selling price allocation. The difference between the revenue recognized and the cash received is recorded as a contract asset that will amortize over the contract term.

Our contracts allow for customers to frequently modify their arrangement, without incurring penalties in many cases. When a contract is modified, we evaluate the change in scope or price of the contract to determine if the modification should be treated as a new contract or if it should be considered a change of the existing contract. We generally do not have significant impacts from contract modifications.

Revenues from transactions between us and our customers are recorded net of revenue-based regulatory fees and taxes. Cash incentives given to customers are recorded as a reduction of revenue. Nonrefundable, upfront service activation and setup fees associated with service arrangements are deferred and recognized over the associated service contract period or customer relationship life.

Subscription Revenue
Subscription revenues from cable networks and premium pay and basic-tier television services are recognized over the license period as programming is provided to affiliates or digital distributors based on negotiated contractual programming rates. When a distribution contract with an affiliate has expired and a new distribution contract has not been executed, revenues are based on estimated rates, giving consideration to factors including the previous contractual rates, inflation, current payments by the affiliate and the status of the negotiations on a new contract. When the new distribution contract terms are finalized, an adjustment to revenue is recorded, if necessary, to reflect the new terms.

Subscription revenues from end-user subscribers are recognized when services are provided, based upon either usage or period of time. Subscription revenues from streaming services are recognized as programming services are provided to customers.

Content Revenue
Feature films typically are produced or acquired for initial exhibition in theaters, followed by distribution, generally commencing within three years of such initial exhibition. Revenues from film rentals by theaters are recognized as the films are exhibited.

Television programs and series are initially produced for broadcast and may be subsequently licensed or sold in physical format and/or electronic delivery. Revenues from the distribution of television programming through broadcast networks, cable networks, first-run syndication and streaming services are recognized when the programs or series are available to the licensee. In certain circumstances, pursuant to the terms of the applicable contractual arrangements, the availability dates granted to customers may precede the date in which the customer can be billed for these sales.
Revenues from sales of feature films and television programming in physical format are recognized at the later of the delivery date or the date when made widely available for sale or rental by retailers based on gross sales less a provision for estimated returns, rebates and pricing allowances. Revenues from the licensing of television programs and series for electronic sell-through or video-on-demand are recognized when the product has been purchased by and made available to the consumer to either download or stream.

Upfront or guaranteed payments for the licensing of intellectual property are recognized as revenue at either the inception of the license term if the intellectual property has significant standalone functionality or over the corresponding license term if the licensee’s ability to derive utility is dependent on our continued support of the intellectual property throughout the license term.

Revenues from the sales of console games are recognized at the later of the delivery date or the date that the product is made widely available for sale or rental by retailers based on gross sales less a provision for estimated returns, rebates and pricing allowances.

Advertising Revenue
Advertising revenues are recognized, net of agency commissions, in the period that the advertisements are aired. If there is a targeted audience guarantee, revenues are recognized for the actual audience delivery and revenues are deferred for any shortfall until the guaranteed audience delivery is met, typically by providing additional advertisements. Advertising revenues from digital properties are recognized as impressions are delivered or the services are performed.
Revenue Categories

The following tables set forth reported revenue by category and by business unit. Intercompany transactions between segments and the dual reporting of certain advertising revenues are included in “Eliminations and consolidations.” Intercompany transactions between Turner, Home Box Office and Warner Bros., including internal sales to HBO Max that began in the fourth quarter of 2019, are included in “Eliminations and Other.”

For the year ended December 31, 2020
	Service Revenues
	Wireless	Business	Advanced Data	Legacy Voice & Data	Subscription	Content	Advertising	Other	Equipment	Total
Communications
Mobility	$55,251	$—	$—	$—	$—	$—	$291	$—	$17,022	$72,564
Business Wireline	—	24,313	—	—	—	—	—	—	770	25,083
Consumer Wireline	—	—	8,534	2,213	—	—	—	1,564	7	12,318
WarnerMedia
Turner	—	—	—	—	7,613	759	3,941	255	—	12,568
Home Box Office	—	—	—	—	6,090	692	—	26	—	6,808
Warner Bros.	—	—	—	—	50	11,632	6	466	—	12,154
Eliminations and Other[1]	—	—	—	—	12	(3,264)	2,178	(14)	—	(1,088)
Latin America
Vrio	—	—	—	—	3,154	—	—	—	—	3,154
Mexico	1,656	—	—	—	—	—	—	—	906	2,562
Corporate and Other	528	321	—	554	26,747	—	1,718	661	288	30,817
Eliminations and consolidations[2]	—	—	—	—	(3,110)	—	(1,718)	(352)	—	(5,180)
Total Operating Revenues	$57,435	$24,634	$8,534	$2,767	$40,556	$9,819	$6,416	$2,606	$18,993	$171,760
[1]Eliminations and other of $3,264 include Warner Bros. content sales of approximately $2,250 with HBO Max, $600 with HBO linear and $300 with Turner.
[2]Eliminations and consolidations of $3,110 include approximately $1,500 and $950 of Turner and HBO linear channel distribution arrangements with the Video business, respectively. HBO customer subscriptions were approximately $290 with Mobility and $180 with Consumer Wireline.

For the year ended December 31, 2019
	Service Revenues
	Wireless	Business	Advanced Data	Legacy Voice & Data	Subscription	Content	Advertising	Other	Equipment	Total
Communications
Mobility	$55,039	$—	$—	$—	$—	$—	$292	$—	$15,725	$71,056
Business Wireline	—	25,116	—	—	—	—	—	—	785	25,901
Consumer Wireline	—	—	8,403	2,573	—	—	—	2,029	7	13,012
WarnerMedia
Turner	—	—	—	—	7,736	481	4,566	339	—	13,122
Home Box Office	—	—	—	—	5,814	925	—	10	—	6,749
Warner Bros.	—	—	—	—	88	13,532	41	697	—	14,358
Eliminations and Other[1]	—	—	—	—	13	(1,058)	2,071	4	—	1,030
Latin America
Vrio	—	—	—	—	4,094	—	—	—	—	4,094
Mexico	1,863	—	—	—	—	—	—	—	1,006	2,869
Corporate and Other	628	325	—	565	30,451	—	1,672	443	171	34,255
Eliminations and consolidations[2]	—	—	—	—	(3,249)	—	(1,672)	(332)	—	(5,253)
Total Operating Revenues	$57,530	$25,441	$8,403	$3,138	$44,947	$13,880	$6,970	$3,190	$17,694	$181,193
[1]Eliminations and other of $1,058 include Warner Bros. content sales of approximately $500 with HBO linear and $350 with Turner.
[2]Eliminations and consolidations of $3,249 include approximately $1,740 and $1,320 of Turner and HBO linear channel distribution arrangements with the Video business, respectively.

For the year ended December 31, 2018
	Service Revenues
	Wireless	Business	Advanced Data	Legacy Voice & Data	Subscription	Content	Advertising	Other	Equipment	Total
Communications
Mobility	$54,063	$—	$—	$—	$—	$—	$232	$—	$16,226	$70,521
Business Wireline	—	25,671	—	—	—	—	—	—	823	26,494
Consumer Wireline	—	—	7,956	3,042	—	—	—	2,101	9	13,108
WarnerMedia
Turner	—	—	—	—	4,207	295	2,330	147	—	6,979
Home Box Office	—	—	—	—	3,201	391	—	6	—	3,598
Warner Bros.	—	—	—	—	47	8,216	53	387	—	8,703
Eliminations and Other[1]	—	—	—	—	6	(518)	1,807	10	—	1,305
Latin America
Vrio	—	—	—	—	4,784	—	—	—	—	4,784
Mexico	1,701	—	—	—	—	—	—	—	1,167	2,868
Corporate and Other	718	395	—	288	31,768	—	1,595	845	186	35,795
Eliminations and consolidations[2]	—	—	—	—	(1,843)	—	(1,595)	39	—	(3,399)
Total Operating Revenues	$56,482	$26,066	$7,956	$3,330	$42,170	$8,384	$4,422	$3,535	$18,411	$170,756
[1]Eliminations and other of $518 include Warner Bros. content sales of approximately $225 with HBO linear and $225 with Turner.
[2]Eliminations and consolidations of $1,843 include approximately $1,000 and $700 of Turner and HBO linear channel distribution arrangements with the Video business, respectively.
Deferred Customer Contract Acquisition and Fulfillment Costs
Costs to acquire and fulfill customer contracts, including commissions on service activations, for our wireless, business wireline and video services, are deferred and amortized over the contract period or expected customer relationship life, which typically ranges from three years to five years. For contracts with an estimated amortization period of less than one year, we expense incremental costs immediately.

The following table presents the deferred customer contract acquisition and fulfillment costs included on our consolidated balance sheets at December 31:

Consolidated Balance Sheets	2020	2019
Deferred Acquisition Costs
Other current assets	$3,087	$2,462
Other Assets	3,198	2,991
Total deferred customer contract acquisition costs	$6,285	$5,453

Deferred Fulfillment Costs
Other current assets	$4,118	$4,519
Other Assets	5,634	6,439
Total deferred customer contract fulfillment costs	$9,752	$10,958

The following table presents amortization of deferred customer contract acquisition and fulfillment costs, which are recorded in other cost of revenues in our consolidated statements of income, for the year ended December 31:

Consolidated Statements of Income	2020	2019
Deferred acquisition cost amortization	$2,755	$2,174
Deferred fulfillment cost amortization	5,110	4,947

Contract Assets and Liabilities
A contract asset is recorded when revenue is recognized in advance of our right to bill and receive consideration. The contract asset will decrease as services are provided and billed. For example, when equipment installment sales include promotional discounts (e.g., “buy one get one free”) the difference between revenue recognized and consideration received is recorded as a contract asset to be amortized over the contract term.

When consideration is received in advance of the delivery of goods or services, a contract liability is recorded for deferred revenue. Reductions in the contract liability will be recorded as revenue as we satisfy the performance obligations.

The following table presents contract assets and liabilities on our consolidated balance sheets at December 31:

Consolidated Balance Sheets	2020	2019
Contract assets	$3,501	$2,472
Contract liabilities	6,879	6,999

Our beginning of period contract liabilities recorded as customer contract revenue during 2020 was $5,579.

Our consolidated balance sheets at December 31, 2020 and 2019 included approximately $2,054 and $1,611, respectively, for the current portion of our contract assets in “Other current assets” and $6,071 and $5,939, respectively, for the current portion of our contract liabilities in “Advanced billings and customer deposits.”
Remaining Performance Obligations
Remaining performance obligations represent services we are required to provide to customers under bundled or discounted arrangements, which are satisfied as services are provided over the contract term. In determining the transaction price allocated, we do not include nonrecurring charges and estimates for usage, nor do we consider arrangements with an original expected duration of less than one year, which are primarily prepaid wireless, video and residential internet agreements.

Remaining performance obligations associated with business contracts reflect recurring charges billed, adjusted to reflect estimates for sales incentives and revenue adjustments. Performance obligations associated with wireless contracts are estimated using a portfolio approach in which we review all relevant promotional activities, calculating the remaining performance obligation using the average service component for the portfolio and the average device price.

As of December 31, 2020, the aggregate amount of the transaction price allocated to remaining performance obligations was $42,072, of which we expect to recognize approximately 60% by the end of 2021, with the remaining balance recognized thereafter.